UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       NOTTINGHAM ADVISORS INC.
ADDRESS:    500 ESSJAY RD. SUITE 220
            WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathy Strohmeyer
Title:      Operations Manager
Phone:      716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer              Williamsville, NY             02/04/09
----------------              -----------------             --------
   [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number   Name

      ________________________________ - [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         77

Form 13F Information Table Value Total:         $145272
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number               Name

      [Repeat as necessary.]

                           Form 13F INFORMATION TABLE

                               NOTTINGHAM ADVISORS
                                    FORM 13F
                                DECEMBER 31, 2008

                                                                                                                 VOTING AUTHORITY
                                                              VALUE    SHARES/    SH/  PUT/ INVSTMT  OTHER
NAME OF ISSUER                    TITLE OF CLASS   CUSIP      (X$1000) PRN AMT    PRN  CALL DSCRETN  MANAGERS  SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Abiomed Inc.                      COM              003654100  1826     111216     SH        Sole               111216
America Movil ADR                 COM              02364W105  1087     35082      SH        Sole               35082
AngioDynamics Inc.                COM              03475V101  1072     78307      SH        Sole               78307
Apple Computer                    COM              037833100  1306     15301      SH        Sole               15301
Bank of America Corp.             COM              060505104  272      19284      SH        Sole               19284
Bed Bath & Beyond Inc.            COM              075896100  242      9539       SH        Sole               9539
Berkshire Hathaway Inc. Cl B      COM              084670207  212      66         SH        Sole               66
Biosensors International Group    COM              G11325100  22       128000     SH        Sole               128000
Boston Scientific Corp.           COM              101137107  267      34486      SH        Sole               34486
Cameco Corp.                      COM              13321L108  1133     65709      SH        Sole               65709
Cardionet, Inc.                   COM              14159L103  1446     58647      SH        Sole               58647
Cisco Systems Inc.                COM              17275R102  1499     91988      SH        Sole               91988
Conocophillips                    COM              20825C104  1384     26716      SH        Sole               26716
Exxon Mobil Corp.                 COM              30231G102  981      12283      SH        Sole               12283
General Electric Co.              COM              369604103  1764     108872     SH        Sole               108872
Johnson & Johnson                 COM              478160104  396      6612       SH        Sole               6612
Kraft Foods Inc - A               COM              50075N104  1130     42082      SH        Sole               42082
M&T Bank Corp.                    COM              55261F104  1536     26756      SH        Sole               26756
Medtronic Inc.                    COM              585055106  222      7074       SH        Sole               7074
Microsoft Inc.                    COM              594918104  465      23909      SH        Sole               23909
Minrad International Inc.         COM              60443P103  1        10000      SH        Sole               10000
NMT Medical Inc.                  COM              629294109  197      206970     SH        Sole               206970
Procter & Gamble                  COM              742718109  276      4459       SH        Sole               4459
Synergetics USA Inc.              COM              87160G107  85       94271      SH        Sole               94271
Texas Instruments Inc.            COM              882508104  171      11030      SH        Sole               11030
Trans1 Inc.                       COM              89385X105  2428     336766     SH        Sole               336766
United Technologies Corp.         COM              913017109  1952     36409      SH        Sole               36409
Urologix Inc.                     COM              917273104  94       170005     SH        Sole               170005
Valero Energy Corp.               COM              91913Y100  1191     55052      SH        Sole               55052
Waste Management Inc.             COM              94106L109  1669     50360      SH        Sole               50360
Wellpoint Inc.                    COM              94973V107  1243     29506      SH        Sole               29506
csus45107j105                     COM                         8        33682      SH        Sole               33682
Consumer Discretionary Select                      81369Y407  3871     179441     SH        Sole               179441
DB Commodity Index Tracking Fd                     73935S105  219      10352      SH        Sole               10352
Financial Select Sector SPDR                       81369Y605  2807     224230     SH        Sole               224230
Powershares Global Water Portf                     73935X575  2714     188591     SH        Sole               188591
S & P Mid-Cap 400 Dep Rcpts                        595635103  10034    103276     SH        Sole               103276
S&P 500 Dep Receipt                                78462F103  4484     49695      SH        Sole               49695
SPDR FTSE/Macquarie Global Inf                     78463X855  3808     92898      SH        Sole               92898
Technology Select Sector SPDR                      81369Y803  4517     293090     SH        Sole               293090
Vanguard Emerging Markets ETF                      922042858  2917     123773     SH        Sole               123773
Vanguard Mid-Cap VIPERS ETF                        922908629  2746     63558      SH        Sole               63558
WisdomTree International Top 1                     97717W786  277      8088       SH        Sole               8088
iShares MSCI Canada Index                          464286509  2432     139551     SH        Sole               139551
iShares MSCI EAFE Index                            464287465  13624    303698     SH        Sole               303698
iShares MSCI Emerging Markets                      464287234  3637     145639     SH        Sole               145639
iShares Russell 1000 Growth In                     464287614  18128    489161     SH        Sole               489161
iShares Russell 1000 Value Ind                     464287598  17105    345414     SH        Sole               345414
iShares Russell 2000 Growth In                     464287648  329      6466       SH        Sole               6466
iShares Russell 2000 Value Ind                     464287630  343      6971       SH        Sole               6971
iShares Russell Midcap Growth                      464287481  502      16062      SH        Sole               16062
iShares Russell Midcap Value I                     464287473  527      18525      SH        Sole               18525
iShares S&P 500 Value Index Fd                     464287408  231      5112       SH        Sole               5112
iShares S&P Europe 350                             464287861  446      14325      SH        Sole               14325
iShares S&P Global Healthcare                      464287325  3844     84948      SH        Sole               84948
iShares S&P Global Infrastruct                     464288372  448      14970      SH        Sole               14970
iShares S&P Small Cap 600 Inde                     464287804  9006     204684     SH        Sole               204684
Aim Intl Small Company Fd Cl A                     008879561  209      22696.6910 SH        Sole               22696.6910
Aim Real Estate Fund Cl A                          00142C565  322      22822.0000 SH        Sole               22822.0000
Alliance Bernstein Internation                     018913103  213      20715.4780 SH        Sole               20715.4780
Allianz CCM Capital Appreciati                     018918128  274      23302.9050 SH        Sole               23302.9050
Davis New York Venture Fund A                      239080104  419      17729.5990 SH        Sole               17729.5990
Dreyfus Appreciation Fund Inc.                     261970107  309      10958.5350 SH        Sole               10958.5350
JP Morgan Mid Cap Value Fund C                     339128308  246      16026.3430 SH        Sole               16026.3430
Janus Advisor Forty Fund                           47102R405  518      23581.4320 SH        Sole               23581.4320
MFS Series Trust I Research                        552983512  367      34169.9510 SH        Sole               34169.9510
Oppenheimer Capital Appreciati                     68379A107  542      19472.0590 SH        Sole               19472.0590
Oppenheimer Main Street Small                      68381F102  401      33019.8760 SH        Sole               33019.8760
Van Kampen Comstock Fund Cl A                      92112D103  769      70919.7870 SH        Sole               70919.7870
Van Kampen Mid Cap Growth Fund                     92113A702  155      10581.9170 SH        Sole               10581.9170
Boston Scientific Corp.                            101137107  175      22663      SH        Sole               22663
Community Bank N.A.                                203607106  2847     116735     SH        Sole               116735
Converge Global                                    21247K104  0        10000      SH        Sole               10000
General Electric Co.                               369604103  204      12600      SH        Sole               12600
Goldspring Inc.                                    381536101  7        475000     SH        Sole               475000
Schlumberger                                       806857108  254      6000       SH        Sole               6000
Trans1 Inc.                                        89385X105  468      64886      SH        Sole               64886
REPORT SUMMARY                    77 DATA RECORDS             145272              0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED